TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 15 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	1,843	1,912	2,183
Number of individuals to which this benefit related	5	6	6
Compensation and benefits to directors, including benefit component of equity instrument grants	233	316	356
Number of individuals to which this benefit related	7	7	7

Key management compensation

Key management includes directors (executive and non-executive) and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2015	2016	2017
	In USD thousands
Salaries and other short-term employee benefits	1,412	1,609	1,808
Post-employment benefits	120	129	136
Other long-term benefits	27	30	34
Share-based compensation	517	460	561
	2,076	2,228	2,539